Note 26 Retained earnings and other reserves (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of Retained earnings and other reserves [Line Items]
Retained earnings	€ 40,895	€ 36,237
Other reserves	1,833	2,015
Total retained earnings revaluation reserves and other reserves	€ 42,728	€ 38,251